Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	$ 269,371	$ 256,253
Total loans	273,207	260,849
Total outstanding commitments	573,253	548,404
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	266,665	255,014
Total outstanding commitments	562,704	539,614
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,400	2,002
Total outstanding commitments	4,920	3,945
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,142	3,833
Total outstanding commitments	5,629	4,845
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,542	5,835
Total outstanding commitments	10,549	8,790
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	93,386	88,402
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	89,739	85,206
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,721	1,629
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,926	1,567
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	3,647	3,196
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	43,098	42,137
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	41,634	41,079
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	663	365
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	801	693
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,464	1,058
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	57,274	53,496
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	56,457	52,548
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	10	2
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	807	946
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	817	948
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	53,864	51,206
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	53,576	50,899
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	6	6
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	282	301
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	288	307
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	21,749	21,012
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	21,493	20,775
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	256	237
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	256	237
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	269,371	256,253
Total Loans, Excluding Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	262,899	250,507
Total Loans, Excluding Covered Loans [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	2,400	2,002
Total Loans, Excluding Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	4,072	3,744
Total Loans, Excluding Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	6,472	5,746
Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,836	4,596
Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,766	4,507
Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	70	89
Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 70	$ 89